Benefit Plans - Estimated Future Benefit Payments (Details) - Retirement Plan [Member] $ in Thousands	Dec. 31, 2025 USD ($)
Benefit Plans [Abstract]
2026	$ 1,731
2027	1,738
2028	1,786
2029	1,787
2030	1,774
2031 - 2035	$ 8,411